Debt issued measured at amortized cost (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Detailed Information About Borrowings Explanatory

USD m 30.6.24 31.3.24 31.12.23
Short-term debt
1
34,944 32,485 38,530
Senior unsecured debt

143,832 143,540 147,547
of which: contributes to total loss-absorbing capacity 100,765 98,973 101,939 of which: issued by UBS AG standalone with original maturity greater than one year
38,938 16,069 18,446
of which: issued by Credit Suisse AG standalone with original maturity greater than one year
22,529 24,609
Covered bonds 8,524 6,498 5,214
Subordinated debt 14,350 16,446 17,644
of which: eligible as high-trigger loss-absorbing additional tier 1 capital instruments
12,400 12,021 10,744
of which: eligible as low-trigger loss-absorbing additional

tier 1 capital instruments
1,225 1,217 1,214
of which: eligible as non-Basel III-compliant tier 2 capital instruments
536 537 538
Debt issued through the Swiss central mortgage institutions 26,011 25,669 27,377
Other long-term debt 1,563 1,613 1,506
Long-term debt
2
194,279 193,766 199,288
Total debt issued measured at amortized cost
3,4
229,223 226,251 237,817
1 Debt with an original contractual maturity

of less than one year,

includes mainly certificates of deposit

and commercial paper.

2 Debt with an original contractual

maturity greater than or equal to

one year. The
classification of debt

issued into

short-term and

long-term does

not consider

any early redemption

features.

3 Net of

bifurcated embedded

derivatives, the

fair value

of which

was not

material for

the periods
presented.

4 Except for Covered bonds (
100 % secured), Debt issued through the Swiss central mortgage institutions ( 100 % secured) and Other long-term debt ( 92 % secured), 100 % of the balance was unsecured as of 30 June 2024.